Significant Accounting Policies - Schedule of Changes in Liability for Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Changes in Liability for Product Warranty [Abstract]
Balance at beginning	$ 1,052	$ 1,323
Additions and adjustments to cost of revenues	1,180	1,761
Reduction for payments and costs to satisfy claims	(1,787)	(2,032)
Balance at ending	$ 445	$ 1,052